Schedule III - Real Estate and Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 269,857,482
Initial Cost to Company, Land	114,863,226
Initial Cost to Company, Buildings and Improvements	392,845,442
Initial Cost to Company, Total	507,708,668
Cost Capitalized Subsequent to Acquisition	6,904,746
Gross Carrying Amount, Land	112,763,319
Gross Carrying Amount, Buildings and Improvements	399,750,188
Gross Carrying Amount, Total	512,513,507
Accumulated Depreciation	(41,047,473)	$ (46,905,500)	$ (27,645,170)	$ (15,660,337)
Construction in proces	20,888,613
Phoenix | AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	7,416,008
Initial Cost to Company, Land	2,171,375
Initial Cost to Company, Buildings and Improvements	13,783,862
Initial Cost to Company, Total	15,955,237
Cost Capitalized Subsequent to Acquisition	399,617
Gross Carrying Amount, Land	2,171,375
Gross Carrying Amount, Buildings and Improvements	14,183,479
Gross Carrying Amount, Total	16,354,854
Accumulated Depreciation	(2,204,401)
Construction in proces	$ 4,850
Date of Construction	2020
Date Acquired	May 01, 2021
Las Vegas | NV
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 6,263,520
Initial Cost to Company, Land	1,468,351
Initial Cost to Company, Buildings and Improvements	6,541,089
Initial Cost to Company, Total	8,009,440
Cost Capitalized Subsequent to Acquisition	142,816
Gross Carrying Amount, Land	1,468,352
Gross Carrying Amount, Buildings and Improvements	6,683,905
Gross Carrying Amount, Total	8,152,257
Accumulated Depreciation	(1,117,957)
Construction in proces	$ 0
Date of Construction	2020
Date Acquired	Jun. 01, 2021
Surprise | AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 7,365,900
Initial Cost to Company, Land	1,742,097
Initial Cost to Company, Buildings and Improvements	11,324,006
Initial Cost to Company, Total	13,066,103
Cost Capitalized Subsequent to Acquisition	319,652
Gross Carrying Amount, Land	1,742,097
Gross Carrying Amount, Buildings and Improvements	11,643,658
Gross Carrying Amount, Total	13,385,755
Accumulated Depreciation	(1,696,009)
Construction in proces	$ 0
Date of Construction	2017
Date Acquired	Aug. 26, 2021
Phoenix II | AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 5,762,439
Initial Cost to Company, Land	806,933
Initial Cost to Company, Buildings and Improvements	10,333,050
Initial Cost to Company, Total	11,139,983
Cost Capitalized Subsequent to Acquisition	417,331
Gross Carrying Amount, Land	806,933
Gross Carrying Amount, Buildings and Improvements	10,750,381
Gross Carrying Amount, Total	11,557,314
Accumulated Depreciation	(1,381,149)
Construction in proces	$ 0
Date of Construction	2021
Date Acquired	Nov. 30, 2021
Bradenton | FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 9,120,000
Initial Cost to Company, Land	2,293,357
Initial Cost to Company, Buildings and Improvements	13,212,166
Initial Cost to Company, Total	15,505,523
Cost Capitalized Subsequent to Acquisition	244,339
Gross Carrying Amount, Land	2,293,357
Gross Carrying Amount, Buildings and Improvements	13,456,505
Gross Carrying Amount, Total	15,749,862
Accumulated Depreciation	(1,693,022)
Construction in proces	$ 57,322
Date of Construction	2020
Date Acquired	Dec. 30, 2021
Apopka | FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 10,372,389
Initial Cost to Company, Land	2,329,786
Initial Cost to Company, Buildings and Improvements	9,125,103
Initial Cost to Company, Total	11,454,889
Cost Capitalized Subsequent to Acquisition	6,113,670
Gross Carrying Amount, Land	2,329,786
Gross Carrying Amount, Buildings and Improvements	15,238,773
Gross Carrying Amount, Total	17,568,559
Accumulated Depreciation	(1,507,216)
Construction in proces	$ 325,192
Date of Construction	2021
Date Acquired	Dec. 30, 2021
Vancouver | WA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 13,000,000
Initial Cost to Company, Land	1,422,900
Initial Cost to Company, Buildings and Improvements	23,189,404
Initial Cost to Company, Total	24,612,304
Cost Capitalized Subsequent to Acquisition	307,081
Gross Carrying Amount, Land	1,422,900
Gross Carrying Amount, Buildings and Improvements	23,496,485
Gross Carrying Amount, Total	24,919,385
Accumulated Depreciation	(2,630,460)
Construction in proces	$ 12,795
Date of Construction	2020
Date Acquired	Mar. 29, 2022
Portland | OR
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 6,889,872
Initial Cost to Company, Land	4,298,103
Initial Cost to Company, Buildings and Improvements	10,618,441
Initial Cost to Company, Total	14,916,544
Cost Capitalized Subsequent to Acquisition	325,049
Gross Carrying Amount, Land	4,298,103
Gross Carrying Amount, Buildings and Improvements	10,943,490
Gross Carrying Amount, Total	15,241,593
Accumulated Depreciation	(1,291,750)
Construction in proces	$ 2,511
Date of Construction, One	1975
Date of Construction, Two	2020
Date Acquired	Mar. 31, 2022
Newark | DE
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 9,570,659
Initial Cost to Company, Land	2,167,103
Initial Cost to Company, Buildings and Improvements	17,837,346
Initial Cost to Company, Total	20,004,449
Cost Capitalized Subsequent to Acquisition	399,934
Gross Carrying Amount, Land	2,167,103
Gross Carrying Amount, Buildings and Improvements	18,237,280
Gross Carrying Amount, Total	20,404,383
Accumulated Depreciation	(2,070,258)
Construction in proces	$ 5,525
Date of Construction	2021
Date Acquired	Apr. 26, 2022
Levittown | PA
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 9,069,577
Initial Cost to Company, Land	3,495,978
Initial Cost to Company, Buildings and Improvements	17,668,979
Initial Cost to Company, Total	21,164,957
Cost Capitalized Subsequent to Acquisition	343,434
Gross Carrying Amount, Land	3,495,978
Gross Carrying Amount, Buildings and Improvements	18,012,413
Gross Carrying Amount, Total	21,508,391
Accumulated Depreciation	(2,065,209)
Construction in proces	$ 0
Date of Construction	2021
Date Acquired	Apr. 26, 2022
Chandler | AZ
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 11,474,769
Initial Cost to Company, Land	4,795,960
Initial Cost to Company, Buildings and Improvements	20,555,792
Initial Cost to Company, Total	25,351,752
Cost Capitalized Subsequent to Acquisition	309,407
Gross Carrying Amount, Land	4,795,960
Gross Carrying Amount, Buildings and Improvements	20,865,199
Gross Carrying Amount, Total	25,661,159
Accumulated Depreciation	(2,759,276)
Construction in proces	$ 1,617
Date of Construction, One	1996
Date of Construction, Two	2022
Date Acquired	May 17, 2022
St. Johns | FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 7,466,116
Initial Cost to Company, Land	3,708,927
Initial Cost to Company, Buildings and Improvements	10,458,678
Initial Cost to Company, Total	14,167,605
Cost Capitalized Subsequent to Acquisition	353,645
Gross Carrying Amount, Land	3,708,927
Gross Carrying Amount, Buildings and Improvements	10,812,323
Gross Carrying Amount, Total	14,521,250
Accumulated Depreciation	(1,271,117)
Construction in proces	$ 0
Date of Construction, One	2006
Date of Construction, Two	2007
Date Acquired	Jul. 08, 2022
Burlington | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 11,920,664
Initial Cost to Company, Land	10,638,348
Initial Cost to Company, Buildings and Improvements	15,548,407
Initial Cost to Company, Total	26,186,755
Cost Capitalized Subsequent to Acquisition	293,555
Gross Carrying Amount, Land	10,514,378
Gross Carrying Amount, Buildings and Improvements	15,841,962
Gross Carrying Amount, Total	26,356,340
Accumulated Depreciation	(1,779,605)
Construction in proces	$ 0
Date of Construction, One	1979
Date of Construction, Two	2001
Date Acquired	Sep. 20, 2022
Oxford | FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 5,286,411
Initial Cost to Company, Land	1,311,463
Initial Cost to Company, Buildings and Improvements	9,406,248
Initial Cost to Company, Total	10,717,711
Cost Capitalized Subsequent to Acquisition	514,743
Gross Carrying Amount, Land	1,311,463
Gross Carrying Amount, Buildings and Improvements	9,920,991
Gross Carrying Amount, Total	11,232,454
Accumulated Depreciation	(1,252,165)
Construction in proces	$ 9,018
Date of Construction	2001
Date Acquired	Sep. 21, 2022
Cambridge | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 12,053,116
Initial Cost to Company, Land	7,537,977
Initial Cost to Company, Buildings and Improvements	19,075,728
Initial Cost to Company, Total	26,613,705
Cost Capitalized Subsequent to Acquisition	108,367
Gross Carrying Amount, Land	7,450,136
Gross Carrying Amount, Buildings and Improvements	19,184,095
Gross Carrying Amount, Total	26,634,231
Accumulated Depreciation	(2,136,744)
Construction in proces	$ 1,113
Date of Construction, One	1965
Date of Construction, Two	2019
Date Acquired	Dec. 20, 2022
Edmonton | AB
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 4,966,944
Initial Cost to Company, Land	910,770
Initial Cost to Company, Buildings and Improvements	10,287,301
Initial Cost to Company, Total	11,198,071
Cost Capitalized Subsequent to Acquisition	(194,863)
Gross Carrying Amount, Land	889,193
Gross Carrying Amount, Buildings and Improvements	10,092,438
Gross Carrying Amount, Total	10,981,631
Accumulated Depreciation	(877,938)
Construction in proces	$ 3,909
Date of Construction, One	1955
Date of Construction, Two	2022
Date Acquired	Jan. 31, 2023
North York | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 17,020,059
Initial Cost to Company, Land	14,498,382
Initial Cost to Company, Buildings and Improvements	24,808,502
Initial Cost to Company, Total	39,306,884
Cost Capitalized Subsequent to Acquisition	(475,391)
Gross Carrying Amount, Land	14,154,892
Gross Carrying Amount, Buildings and Improvements	24,333,111
Gross Carrying Amount, Total	38,488,003
Accumulated Depreciation	(2,258,673)
Construction in proces	$ 155,033
Date of Construction, One	1986
Date of Construction, Two	2020
Date Acquired	Jan. 31, 2023
Bradenton II | FL
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 0
Initial Cost to Company, Land	1,390,987
Initial Cost to Company, Buildings and Improvements	0
Initial Cost to Company, Total	1,390,987
Cost Capitalized Subsequent to Acquisition	0
Gross Carrying Amount, Land	1,404,487
Gross Carrying Amount, Buildings and Improvements	0
Gross Carrying Amount, Total	1,404,487
Accumulated Depreciation	0
Construction in proces	$ 3,828,957
Date Acquired	Feb. 16, 2023
Etobicoke | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 7,617,239
Initial Cost to Company, Land	1,749,931
Initial Cost to Company, Buildings and Improvements	0
Initial Cost to Company, Total	1,749,931
Cost Capitalized Subsequent to Acquisition	0
Gross Carrying Amount, Land	1,748,589
Gross Carrying Amount, Buildings and Improvements	0
Gross Carrying Amount, Total	1,748,589
Accumulated Depreciation	0
Construction in proces	$ 13,215,975
Date Acquired	Mar. 27, 2023
Vancouver | BC
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 16,411,131
Initial Cost to Company, Land	5,598,559
Initial Cost to Company, Buildings and Improvements	27,315,073
Initial Cost to Company, Total	32,913,632
Cost Capitalized Subsequent to Acquisition	578,693
Gross Carrying Amount, Land	5,546,094
Gross Carrying Amount, Buildings and Improvements	27,893,766
Gross Carrying Amount, Total	33,439,860
Accumulated Depreciation	(2,123,809)
Construction in proces	$ 13,007
Date of Construction	2022
Date Acquired	May 04, 2023
Mississauga | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 19,715,046
Initial Cost to Company, Land	11,551,853
Initial Cost to Company, Buildings and Improvements	19,595,103
Initial Cost to Company, Total	31,146,956
Cost Capitalized Subsequent to Acquisition	(575,026)
Gross Carrying Amount, Land	11,129,206
Gross Carrying Amount, Buildings and Improvements	19,020,077
Gross Carrying Amount, Total	30,149,283
Accumulated Depreciation	(1,454,674)
Construction in proces	$ 0
Date of Construction, One	1960
Date of Construction, Two	2016
Date Acquired	Jun. 19, 2023
Mississauga II | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 18,887,260
Initial Cost to Company, Land	5,881,560
Initial Cost to Company, Buildings and Improvements	29,818,866
Initial Cost to Company, Total	35,700,426
Cost Capitalized Subsequent to Acquisition	(931,096)
Gross Carrying Amount, Land	5,666,372
Gross Carrying Amount, Buildings and Improvements	28,887,770
Gross Carrying Amount, Total	34,554,142
Accumulated Depreciation	(2,168,988)
Construction in proces	$ 13,519
Date of Construction	2022
Date Acquired	Jun. 19, 2023
Burlington II | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 9,770,768
Initial Cost to Company, Land	9,663,636
Initial Cost to Company, Buildings and Improvements	9,236,614
Initial Cost to Company, Total	18,900,250
Cost Capitalized Subsequent to Acquisition	(245,460)
Gross Carrying Amount, Land	9,310,072
Gross Carrying Amount, Buildings and Improvements	8,991,154
Gross Carrying Amount, Total	18,301,226
Accumulated Depreciation	(725,414)
Construction in proces	$ 3,134,727
Date of Construction, One	1982
Date of Construction, Two	2020
Date Acquired	Jun. 19, 2023
Toronto | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 22,050,198
Initial Cost to Company, Land	4,064,015
Initial Cost to Company, Buildings and Improvements	34,925,565
Initial Cost to Company, Total	38,989,580
Cost Capitalized Subsequent to Acquisition	(1,170,079)
Gross Carrying Amount, Land	3,915,324
Gross Carrying Amount, Buildings and Improvements	33,755,486
Gross Carrying Amount, Total	37,670,810
Accumulated Depreciation	(2,486,156)
Construction in proces	$ 63,195
Date of Construction	2018
Date Acquired	Jun. 19, 2023
Hamilton | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 5,078,775
Initial Cost to Company, Land	2,065,522
Initial Cost to Company, Buildings and Improvements	7,202,860
Initial Cost to Company, Total	9,268,382
Cost Capitalized Subsequent to Acquisition	(57,265)
Gross Carrying Amount, Land	1,989,950
Gross Carrying Amount, Buildings and Improvements	7,145,595
Gross Carrying Amount, Total	9,135,545
Accumulated Depreciation	(575,842)
Construction in proces	$ 16,241
Date of Construction, One	1900
Date of Construction, Two	2020
Date Acquired	Jun. 19, 2023
Woodbridge | ONT
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Encumbrances	$ 15,308,622
Initial Cost to Company, Land	7,299,353
Initial Cost to Company, Buildings and Improvements	20,977,259
Initial Cost to Company, Total	28,276,612
Cost Capitalized Subsequent to Acquisition	(617,407)
Gross Carrying Amount, Land	7,032,292
Gross Carrying Amount, Buildings and Improvements	20,359,852
Gross Carrying Amount, Total	27,392,144
Accumulated Depreciation	(1,519,641)
Construction in proces	$ 24,107
Date of Construction	2017
Date Acquired	Jun. 19, 2023